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                                                     Morgan, Lewis & Bockius LLP
                                                               Counselors at Law

1701 Market Street
Philadelphia, PA 19103-2921
215-963-5000
Fax: 215-963-5001

Justin W. Chairman
215-963-5061
jchairman@morganlewis.com

January 24, 2005

VIA EDGAR AND OVERNIGHT COURIER

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Attn: Karen J. Garnett, Esquire, Division of Corporation Finance

Re:   Liberty Property Trust
      Liberty Property Limited Partnership
      Registration Statement on Form S-3 -- File No. 333-120692

Dear Ms. Garnett:

This letter is being submitted in response to the comments given by the staff of the Division of Corporation Finance of the Securities and Exchange Commission as set forth in your letter to James J. Bowes, Secretary and General Counsel of Liberty Property Trust (the "Trust"), the sole general partner of Liberty Property Limited Partnership (the "Operating Partnership" and, together with the Trust, the "Company") dated December 7, 2004 with respect to the above-referenced registration statement (the "Registration Statement"). We have been authorized by the Company to provide the responses contained in this letter on behalf of the Company.

Where indicated below, requested changes have been included in Amendment No. 1 to the Registration Statement, which is being filed contemporaneously with this response.

For your convenience, we set forth each comment in italicized typeface and include each response below the relevant comment.

General

1. Please include a description of each type of security being registered.

In response to the Staff's comment, descriptions of the guaranties and the depositary shares have been added to the prospectus included in the registration statement, beginning on pages 31 and 38, respectively. Descriptions of the other securities being registered (common shares ,




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Securities and Exchange Commission
January 24, 2005
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preferred shares, warrants and debt securities) appeared in the Registration
Statement as originally filed.

2. We note on page 1 of the prospectus that you disclose the allocation of the securities between debt and equity. However, you do not disclose this allocation in the fee table. Please revise the registration statement to provide consistent disclosure.

The Staff's comment is noted.

We note that general instruction II.D. of Form S-3, as further referenced in the Note to the "Calculation of Registration Fee" Table of Form S-3 (the "Fee Table"), provides that where two or more classes of securities are being registered on a Form S-3, the registration fee may be calculated on the basis of the maximum offering price of all the securities listed in the Fee Table. In such case, general instruction II.D. of Form S-3 notes that while "the Fee Table would list each of the classes of securities being registered and the aggregate proceeds to be raised, the Fee Table need not specify by each class information as to the amount to be registered, proposed maximum offering price per unit, and proposed maximum aggregate offering price."

We note further that footnote (1) to the Fee Table included in the Registration Statement states that $480,000,000 of the securities of Liberty Property Limited Property are being registered, with the remaining $1,000 being securities of Liberty Property Trust. The cover page of the prospectus similarly indicates the allocations of the securities registered as between the two issuers.

Thus, we respectfully submit that the disclosure currently set forth in the Fee Table included in the Registration Statement satisfies the requirements of Form S-3, and that beyond that, the information requested in the Staff's comment currently appears in the footnotes to the Fee Table.

Exhibits

3. Please file a copy of an indenture as an exhibit. Refer to Item 601(b)(4)(iv) of Regulation S-K. This exhibit should include or be accompanied by a reasonably itemized and informative table of contents; and a cross-reference sheet showing the location in the indenture of the provisions inserted pursuant to sections 310 through 318(a) inclusive of the Trust Indenture Act of 1939.

Please note that Item 16, Exhibits, has been modified such that the Registrants' Senior Indenture, dated October 24, 1997, is now filed as Exhibit 4.1 to the Registration Statement. Such indenture, which includes the table of contents and cross-reference sheet referred to in the Staff's comment, is incorporated by reference from the Registrants' Quarterly Report on Form 10-Q for the fiscal quarter ended September 30, 1997.

The Registrants authorize us to inform the Staff that prior to issuing any subordinated debt securities, the Registrants will execute, and file as an exhibit to a periodic or current report under the Securities Exchange Act of 1934, as amended, a subordinated indenture.

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Securities and Exchange Commission
January 24, 2005
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Please do not hesitate to contact the undersigned at 215-963-5061 if you should have any questions or comments with regard to these responses.

Very truly yours,

/s/ Justin W. Chairman

cc: James J. Bowes, Esquire
    David H. Roberts, Esquire